Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Company’s most significant estimates are the determination of the allowance for loan losses and valuation of deferred tax assets.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Significant Group Concentrations of Credit Risk

The Bank has a significant concentration of loans in Philadelphia County, Pennsylvania. The concentration of credit by type of loan is set forth in Note
7.
Although the Bank has a diversified loan portfolio, its debtors’ ability to honor their contracts is influenced by the region’s economy. During the year ended
December 31, 2019,
one
investor purchased a total of
44%
of all loans sold by the Bank from its mortgage loans held for sale, and the sales to this investor accounted for approximately
40%
of the gain on loans sold during the year.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

For purposes of reporting cash flows, cash and cash equivalents include non-interest earning and interest-earning demand deposits and money market accounts with various financial institutions, all of which mature within ninety
days of acquisition.

Investment, Policy [Policy Text Block]
Investment Securities

Management determines the appropriate classification of debt securities at the time of purchase and reevaluates such designation as of each balance sheet date.

Securities classified as available for sale are those securities that the Company intends to hold for an indefinite period of time but not
necessarily to maturity. Any decision to sell a security classified as available for sale would be based on various factors, including significant movement in interest rates, changes in maturity mix of the Company’s assets and liabilities, liquidity needs, regulatory capital requirements, and other similar factors. Securities available for sale are carried at fair value. Unrealized gains and losses are reported in other comprehensive income, net of related deferred tax effects. Realized gains and losses, determined on the basis of the cost of the specific securities sold, are included in earnings. Premiums and discounts are recognized in interest income using the interest method over the terms of the securities.

Securities classified as held to maturity are those debt securities the Company has both the intent and ability to hold to maturity regardless of the changes in market conditions, liquidity needs, or changes in general economic conditions. These securities are carried at cost adjusted for amortization of premium and accretion of discount, which are recognized in interest income using the interest method over the terms of the securities.

The Company follows the accounting guidance related to recognition and presentation of other-than-temporary impairment. This accounting guidance specifies that (a) if a company does not
have the intent to sell a debt security prior to recovery and (b) it is more likely than not
that it will
not
have to sell the debt security prior to recovery, the security would not
be considered other-than-temporarily impaired unless there is a credit loss. When an entity does not
intend to sell the security, and it is more likely than
not
the entity will
not
have to sell the security before recovery of its cost basis, it will recognize the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income. For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment should be amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security. The Company recognized no
other-than-temporary impairment charges during the years ended
December 31, 2019
and
2018.

Federal Home Loan Bank Stock [Policy Text Block]
Federal Home Loan Bank Stock

Federal law requires a member institution of the Federal Home Loan Bank (FHLB) system to hold restricted stock of its district Federal Home Loan Bank according to a predetermined formula. FHLB stock is carried at cost and evaluated for impairment. When evaluating FHLB stock for impairment, its value is determined based on the ultimate recoverability of the par value of the stock. We evaluate our holdings of FHLB stock for impairment each reporting period.
No
impairment charges were recognized on FHLB stock during the years ended
December 31, 2019
and
2018.

Financing Receivable [Policy Text Block]
Loans Receivable

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at their outstanding unpaid principal balances, net of an allowance for loan losses and any deferred fees. Interest income is accrued on the unpaid principal balance. Loan origination fees and costs are deferred and recognized as an adjustment of the yield (interest income) of the related loans. The Bank is generally amortizing these amounts over the contractual life of the loan.

The loans receivable portfolio is segmented into residential loans, commercial real estate loans, construction loans, commercial business, and consumer loans. The residential loan segment has two
classes:
one
-to-
four
family residential owner occupied loans and
one
-to-
four
family residential non-owner occupied loans. The commercial real estate loan segment consists of the following classes: multi-family (
five
or more) residential, commercial real estate and commercial lines of credit. Construction loans are generally granted for the purpose of building a single residential home. Commercial business loans are loans to businesses primarily for purchase of business essential equipment. Business essential equipment is equipment necessary for a business to support or assist with the day-to-day operation or profitability of the business. The consumer loan segment consists of the following classes: home equity loans and other consumer loans. Included in the home equity class are home equity loans and home equity lines of credit. Included in the other consumer are loans secured by saving accounts.

The accrual of interest is generally discontinued when principal or interest has become
90
days past due unless the loan is in the process of collection and is either guaranteed or well secured. When a loan is placed on nonaccrual status, unpaid interest credited to income in the current year is reversed and unpaid interest accrued in prior years is charged against the allowance for loan losses. Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management’s judgment as to the collectability of principal. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectability of the total contractual principal and interest is no
longer in doubt.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
Allowance for Loan Losses

The allowance for loan losses represents management’s estimate of losses inherent in the loan portfolio as of the balance sheet date and is recorded as a reduction to loans. The allowance for loan losses is increased by the provision for loan losses, and decreased by charge-offs, net of recoveries. Loans deemed to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance. All, or part, of the principal balance of loans receivable are charged off to the allowance as soon as it is determined that the repayment of all, or part, of the principal balance is highly unlikely. Because all identified losses are immediately charged off, no
portion of the allowance for loan losses is restricted to any individual loan or groups of loans, and the entire allowance is available to absorb any and all loan losses.

The allowance for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs a quarterly evaluation of the adequacy of the allowance. The allowance is based on the Company’s past loan loss experience, known and inherent risks in the portfolio, adverse situations that may
affect the borrower’s ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may
be susceptible to significant revision as more information becomes available.

The allowance consists of specific, general and unallocated components. The specific component relates to loans that are identified as impaired. For loans that are identified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers pools of loans by loan class. These pools of loans are evaluated for loss exposure based upon historical loss rates for each of these categories of loans, adjusted for qualitative factors. These significant factors may
include changes in lending policies and procedures, changes in existing general economic and business conditions affecting our primary lending areas, credit quality trends, collateral value, loan volumes and concentrations, seasoning of the loan portfolio, recent loss experience in particular segments of the portfolio, duration of the current business cycle and bank regulatory examination results. The applied loss factors are re-evaluated quarterly to ensure their relevance in the current economic environment. Residential mortgage lending generally entails a lower risk of default than other types of lending. Consumer loans and commercial real estate loans generally involve more risk of collectability because of the type and nature of the collateral and, in certain cases, the absence of collateral. It is the Company’s policy to establish a specific reserve for loss on any delinquent loan when it determines that a loss is probable. An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not
considered impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. An allowance for loan losses is established for an impaired loan if its carrying value exceeds its estimated fair value. The estimated fair values of substantially all of the Company’s impaired loans are measured based on the estimated fair value of the loan’s collateral.

A loan is considered a troubled debt restructuring (“TDR”) if the Company, for economic or legal reasons related to a debtor’s financial difficulties, grants a concession to the debtor that it would not
otherwise consider. Concessions granted under a TDR typically involve a temporary or permanent reduction in payments or interest rate or an extension of a loan’s stated maturity date at less than a current market rate of interest. Loans identified as TDRs are designated as impaired.

For loans secured by real estate, estimated fair values are determined primarily through third
-party appraisals. When a real estate secured loan becomes impaired, a decision is made regarding whether an updated certified appraisal of the real estate is necessary. This decision is based on various considerations, including the age of the most recent appraisal, the loan-to-value ratio based on the original appraisal and the condition of the property. Appraised values are discounted to arrive at the estimated selling price of the collateral, which is considered to be the estimated fair value. The discounts also include estimated costs to sell the property.

The allowance calculation methodology includes further segregation of loan classes into risk rating categories. The borrower’s overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated annually for all loans (except one
-to-
four
family residential owner-occupied loans) where the total amount outstanding to any borrower or group of borrowers exceeds
$500,000,
or when credit deficiencies arise, such as delinquent loan payments. Credit quality risk ratings include regulatory classifications of special mention, substandard, doubtful and loss. Loans criticized as special mention have potential weaknesses that deserve management’s close attention. If uncorrected, the potential weaknesses may
result in deterioration of the repayment prospects. Loans classified substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They include loans that are inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified doubtful have all the weaknesses inherent in loans classified substandard with the added characteristic that collection or liquidation in full, on the basis of current conditions and facts, is highly improbable. Loans classified as a loss are considered uncollectible and are charged to the allowance for loan losses. Loans not
classified are rated pass. In addition, Federal regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses and may
require the Company to recognize additions to the allowance based on their judgments about information available to them at the time of their examination, which may
not
be currently available to management. Based on management’s comprehensive analysis of the loan portfolio, management believes the current level of the allowance for loan losses is adequate.

Financing Receivable, Held-for-sale [Policy Text Block]
Loans Held for Sale

Loans originated by the Bank’s mortgage banking subsidiary, Quaint Oak Mortgage, LLC, are intended for sale in the secondary market and are carried at the lower of cost or fair value (LOCOM). Gains and losses on loan sales (sales proceeds minus carrying value) are recorded in noninterest income, and direct loan origination costs, commissions and fees are deferred at origination of the loan and are recognized in noninterest income upon sale of the loan. To a lesser extent, the Bank originates commercial business loans for the purchase of business essential equipment for sale primarily to other financial institutions.

Bank Owned Life Insurance [Policy Text Block]
Bank Owned Life Insurance (“BOLl”)

The Company purchases bank owned life insurance as a mechanism for funding various employee benefit costs. The Company is the beneficiary of these policies that insure the lives of certain officers of its subsidiaries. The Company has recognized the cash surrender value under the insurance policies as an asset in the Consolidated Balance Sheets. Changes in the cash surrender value are recorded in non-interest income in the Consolidated Statements of Income.

Property, Plant and Equipment, Policy [Policy Text Block]
Premises and Equipment

Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed on the straight-line method over the expected useful lives of the related assets that range from three
to
thirty-nine
years. The costs of maintenance and repairs are expensed as incurred. Costs of major additions and improvements are capitalized.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Intangible Assets

Intangible assets on the consolidated balance sheets represent the acquisition by Quaint Oak Insurance Agency of the renewal rights to a book of business on
August 1, 2016
at a total cost of
$1.0
million. Based on a valuation,
$515,000
of the purchase price was determined to be goodwill and
$485,000
was determined to be related to the renewal rights to the book of business and deemed an other intangible asset. The renewal rights are being amortized over a ten
year period based upon the annual retention rate of the book of business.

The Company will complete a goodwill and other intangible asset analysis at least on an annual basis or more often if events and circumstances indicate that there may
be impairment.

Financing Receivable, Real Estate Acquired Through Foreclosure [Policy Text Block]
Other Real Estate Owned

Other real estate owned or foreclosed assets are comprised of property acquired through a foreclosure proceeding or acceptance of a deed in lieu of foreclosure and loans classified as in-substance foreclosures. A loan is classified as in-substance foreclosure when the Bank has taken possession of the collateral regardless of whether formal foreclosure proceedings take place. Other real estate properties are initially recorded at fair value, net of estimated selling costs at the date of foreclosure, establishing a new cost basis. After foreclosure, valuations are periodically performed by management and the real estate is carried at the lower of cost or fair value less estimated costs to sell. Net revenue and expenses from operations and additions to the valuation allowance are included in other expenses.

The Company had
four
properties in other real estate owned (OREO) totaling
$1.8
million at
December 31, 2019.
The balance of these OREO properties amounted to
$1.7
million at
December 31, 2018.

Mortgage Servicing Rights [Policy Text Block]
Mortgage Servicing Rights

Included in other assets are mortgage servicing rights recognized as separate assets when mortgage loans are sold and the servicing rights are retained. These capitalized mortgage servicing rights are amortized into non-interest income in proportion to, and over the period of, the estimated future net servicing period of the underlying mortgage loans. Mortgage servicing rights totaled
$128,000
and
$87,000
at
December 31, 2019
and
2018,
respectively. During the year ended
December 31, 2019
and
2018,
approximately
$13,000
and
$10,000
in amortization was recognized, respectively.

Advertising Cost [Policy Text Block]	Advertising Costs The Company expenses all advertising costs as incurred. Advertising costs are included in non-interest expense on the Consolidated Statements of Income.
Transfers and Servicing of Financial Assets, Policy [Policy Text Block]
Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (
1
) the assets have been isolated from the Company, (
2
) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (
3
) the Company does
not
maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.

Income Tax, Policy [Policy Text Block]
Income Taxes

Deferred income taxes are provided on the liability method whereby deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not
that some portion of the deferred tax assets will
not
be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

The Company follows guidance related to accounting for uncertainty in income taxes, which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions. A tax position is recognized as a benefit only if it is more likely than not
that the tax position would be sustained in a tax examination, with a tax examination presumed to occur. The amount recognized is the largest amount of tax benefit that has more than
50
percent likelihood of being realized upon examination. For tax positions not
meeting the more likely than
not
test,
no
tax benefit is recorded. The Company had
no
material uncertain tax positions or accrued interest and penalties as of
December 31, 2019
and
2018.
The Company’s policy is to account for interest as a component of interest expense and penalties as components of other expense. The Company is no
longer subject to examination by taxing authorities for the years before
January 1, 2016.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income (Loss)

Accounting principles generally accepted in the United States of America require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, are reported as a separate component of the stockholders’ equity section of the balance sheet, such items, along with net income, are components of comprehensive income (loss).

Treasury Stock and Unallocated Common Stock [Policy Text Block]
Treasury Stock and Unallocated Common Stock

The acquisition of treasury stock by the Company, including unallocated stock held by certain benefit plans, is recorded under the cost method. At the date of subsequent reissue, treasury stock is reduced by the cost of such stock based on an average cost method with any excess proceeds credited to additional paid-in capital.

Share-based Payment Arrangement [Policy Text Block]
Share-Based Compensation

Stock compensation accounting guidance requires that the compensation cost relating to share-based payment transactions be recognized in financial statements. That cost is measured based on the grant date fair value of the equity or liability instruments issued. The stock compensation accounting guidance covers a wide range of share-based compensation arrangements including stock option and restricted share plans.

The stock compensation accounting guidance requires that compensation cost for all stock awards be calculated and recognized over the employees’ service period, generally defined as the vesting period. For awards with graded-vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award. A Black-Scholes model is used to estimate the fair value of stock options, while the closing price of the Company’s common stock on the grant date is used for restricted stock awards.

At
December 31, 2019,
the Company has outstanding equity awards under
two
share-based plans: the
2013
Stock Incentive Plan and the
2018
Stock Incentive Plan. Awards under these plans were made in
May 2013
and
2018.
These plans are more fully described in Note
14.

The Company also has an employee stock ownership plan (“ESOP”). This plan is more fully described in Note
14.
As ESOP shares are committed to be released and allocated among participants, the Company recognizes compensation expense equal to the average market price of the shares over the period earned.

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Share

Amounts reported in earnings per share reflect earnings available to common stockholders for the period divided by the weighted average number of shares of common stock outstanding during the period, exclusive of unearned ESOP shares, unvested restricted stock (RRP) shares and treasury shares. Stock options and unvested restricted stock are regarded as potential common stock and are considered in the diluted earnings per share calculations to the extent they would have a dilutive effect if converted to common stock, computed using the “treasury stock” method.

Revenue from Contract with Customer [Policy Text Block]
Revenue from Contracts with Customers

The Company records revenue from contracts with customers in accordance with Accounting Standards Codification Topic
606,
“Revenue from Contracts with Customers” (“Topic
606”
)
. Under Topic
606,
the Company must identify the contract with a customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to the performance obligations in the contract, and recognize revenue when (or as) the Company satisfies a performance obligation. In certain circumstances, noninterest income is reported net of associated expenses.

The Company’s primary sources of revenue are derived from interest and dividends earned on loans and investment securities, mortgage banking revenue, including gains on the sale of mortgage loans, income from bank-owned life insurance, and other financial instruments that are not
within the scope of Topic
606.
The main types of non-interest income within the scope of the standard are as follows:

Service Charges on Deposits
: The Bank has contracts with its commercial checking deposit customers where fees are charged if the account balance falls below predetermined levels defined as compensating balances. These agreements can be cancelled at any time by either the Bank or the deposit customer. Revenue from these transactions is recognized on a monthly basis as the Bank has an unconditional right to the fee consideration. The Bank also has transaction fees related to specific transactions or activities resulting from customer request or activity that include overdraft fees, wire fees, and other transaction fees. All of these fees are attributable to specific performance obligations of the Bank where the revenue is recognized at a defined point in time, completion of the requested service/transaction.

Abstract Title Fees
: The Bank provides abstract title services through its wholly owned subsidiary, Quaint Oak Abstract, LLC. Fees for these services are recognized as revenue immediately after the completion of the real estate settlement.

Real Estate Sales Commissions, Net
: The Bank provides real estate sales services through its wholly owned subsidiary, Quaint Oak Real Estate, LLC. Commission income is earned for these services and recognized as revenue immediately after the completion of the real estate settlement.

Insurance Commissions
:
Insurance income generally consist of commissions from the sale of insurance policies and performance-based commissions from insurance companies. The Bank recognizes commission income from the sale of insurance policies when its wholly owned subsidiary, Quaint Oak Insurance Agency, LLC, acts as an agent between the insurance carrier and policyholder, arranging for the insurance carrier to provide policies to policyholders, and acts on behalf of the insurance carrier by providing customer service to the policyholder during the policy period. Commission income is recognized over time, using the output method of time elapsed, which corresponds with the underlying insurance policy period, for which the Bank is obligated to perform under contract with the insurance carrier. Commission income is variable, as it is comprised of a certain percentage of the underlying policy premium. The Bank estimates the variable consideration based upon the "most likely amount" method, and does not
expect or anticipate a significant reversal of revenue in future periods, based upon historical experience. Payment is due from the insurance carrier for commission income once the insurance policy has been sold. The Bank has elected to apply a practical expedient related to capitalizable costs, which are the commissions paid to insurance producers, and will expense these commissions paid to insurance producers as incurred, as these costs are related to the commission income and would have been amortized within one
year or less if they had been capitalized, the same period over which the commission income was earned. Performance-based commissions from insurance companies are recognized at a point in time, when received, and no
contingencies remain.

Off-Balance-Sheet Credit Exposure, Policy [Policy Text Block]
Off-Balance Sheet Financial Instruments

In the ordinary course of business, the Bank has entered into off-balance sheet financial instruments consisting of commitments to extend credit. Such financial instruments are recorded in the consolidated balance sheet when they are funded.

Reclassification, Policy [Policy Text Block]
Reclassifications

Certain items in the
2018
consolidated financial statements have been reclassified to conform to the presentation in the
2019
consolidated financial statements. Such reclassifications did not
have a material impact on the overall consolidated financial statements.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Adopted Accounting
Pronouncements

In
February 2016,
the FASB issued ASU
2016
-
02,
Leases (Topic
842
). The standard requires lessees to recognize the assets and liabilities that arise from leases on the balance sheet. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. A short-term lease is defined as one
in which (a) the lease term is
12
months or less and (b) there is
not
an option to purchase the underlying asset that the lessee is reasonably certain to exercise. For short-term leases, lessees may
elect to recognize lease payments over the lease term on a straight-line basis. For public business entities, the amendments in this Update are effective for fiscal years beginning after
December 15, 2018,
and interim periods within those years. The amendments should be applied at the beginning of the earliest period presented using a modified retrospective approach with earlier application permitted as of the beginning of an interim or annual reporting period. The Company adopted this standard Effective
January 1, 2019
which resulted in the recording of a right of use (“ROU”) asset and associated lease liability of approximately
$1.4
million. The ROU asset is included in other assets and the lease liability is included in other liabilities in the
December 31, 2019
consolidated balance sheet.

Recent Accounting Pronouncements
Not
Yet Adopted

In
June 2016,
the FASB issued ASU
2016
-
13,
Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments,
which changes the impairment model for most financial assets. This Update is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. The underlying premise of the Update is that financial assets measured at amortized cost should be presented at the net amount expected to be collected, through an allowance for credit losses that is deducted from the amortized cost basis. The allowance for credit losses should reflect management’s current estimate of credit losses that are expected to occur over the remaining life of a financial asset. The income statement will be effected for the measurement of credit losses for newly recognized financial assets, as well as the expected increases or decreases of expected credit losses that have taken place during the period. ASU
2016
-
13
is effective for annual and interim periods beginning after
December 15, 2019,
and early adoption is permitted for annual and interim periods beginning after
December 15, 2018.
With certain exceptions, transition to the new requirements will be through a cumulative effect adjustment to opening retained earnings as of the beginning of the first
reporting period in which the guidance is adopted.

In
November 2019,
the FASB issued ASU
2019
-
10,
Financial Instruments – Credit Losses (Topic
326
), Derivatives and
Hedging (Topic
815
), and Leases (Topic
842
)
. This Update defers the effective date of ASU
2016
-
13
for SEC filers that are eligible to be smaller reporting companies, non-SEC filers, and all other companies to fiscal years beginning after
December 15, 2022,
including interim periods within those fiscal years. We expect to recognize a one
-time cumulative effect adjustment to the allowance for loan losses as of the beginning of the first
reporting period in which the new standard is effective, but cannot yet determine the magnitude of any such one
-time adjustment or the overall impact of the new guidance on the consolidated financial statements.

In
January 2017,
the FASB issued ASU
2017
-
04,
Simplifying the Test for Goodwill Impairment
. To simplify the subsequent measurement of goodwill, the FASB eliminated Step
2
from the goodwill impairment test. In computing the implied fair value of goodwill under Step
2,
an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities (including unrecognized assets and liabilities) following the procedure that would be required in determining the fair value of assets acquired and liabilities assumed in a business combination. Instead, under the amendments in this Update, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not
exceed the total amount
of goodwill allocated to that reporting unit. A public business entity that is a U.S. Securities and Exchange Commission (“SEC”) filer should adopt the amendments in this Update for its annual or any interim goodwill impairment tests in fiscal years beginning after
December 15, 2019.
In
November 2019,
the FASB issued ASU
2019
-
10,
Financial Instruments – Credit Losses (Topic
326
), Derivatives and Hedging (Topic
815
), and Leases (Topic
842
)
, which deferred the effective date for ASC
350,
Intangibles – Goodwill and Other
, for smaller reporting companies to fiscal years beginning after
December 15, 2022,
and interim periods within those fiscal years. This update is not
expected to have a significant impact on the Company’s financial statements.

In
August 2018,
the FASB issued ASU
2018
-
13,
Fair Value Measurement (Topic
820
): Disclosure Framework – Changes the Disclosure Requirements for Fair Value Measurements
. The Update removes the requirement to disclose the amount of and reasons for transfers between Level I and Level II of the fair value hierarchy; the policy for timing of transfers between levels; and the valuation processes for Level III fair value measurements. The Update requires disclosure of changes in unrealized gains and losses for the period included in other comprehensive income (loss) for recurring Level III fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level III fair value measurements. This Update is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after
December 15, 2019.
This Update is
not
expected to have a significant impact on the Company’s financial statements.

In
May 2019,
the FASB issued ASU
2019
-
05,
Financial Instruments – Credit Losses, Topic
326
, which allows entities to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost upon adoption of the new credit losses standard. To be eligible for the transition election, the existing financial asset must otherwise be both within the scope of the new credit losses standard and eligible for the applying the fair value option in ASC
825
-
10.3.
The election must be applied on an instrument-by-instrument basis and is not
available for either available-for-sale or held-to-maturity debt securities. For entities that elect the fair value option, the difference between the carrying amount and the fair value of the financial asset would be recognized through a cumulative-effect adjustment to opening retained earnings as of the date an entity adopted ASU
2016
-
13.
Changes in fair value of that financial asset would subsequently be reported in current earnings. For entities that have not
yet adopted ASU
2016
-
13,
the effective dates and transition requirements are the same as those in ASU
2016
-
13.
For entities that have adopted ASU
2016
-
13,
ASU
2019
-
05
is effective
for fiscal years beginning after
December 15, 2019,
including interim periods within those fiscal years. Early adoption is permitted once ASU
2016
-
13
has been adopted. In
November, 2019,
the FASB issued ASU
2019
-
10,
Financial Instruments – Credit Losses (Topic
326
), Derivatives and Hedging (Topic
815
), and Leases (Topic
842
),
which deferred the effective date for ASC
944
, Financial Services – Insurance
, for public business entities that are SEC filers, except for smaller reporting companies, to fiscal years beginning after
December 15, 2021,
and interim periods within those fiscal years and for all other entities, including smaller reporting companies, to fiscal years beginning after
December 15, 2023,
and interim periods within fiscal years beginning after
December 15, 2024.
This Update is
not
expected to have a significant impact on the Company’s financial statements.

In
December 2019,
the FASB issued ASU
2019
-
12,
Income Taxes (Topic
740
)
, to simplify the accounting for income taxes, change the accounting for certain tax transactions, and make minor improvements to the codification. This Update provides a policy election to not
allocate consolidated income taxes when a member of a consolidated tax return is not
subject to income tax and provides guidance to evaluate whether a step-up in tax basis of goodwill relates to a business combination in which book goodwill was recognized or a separate transaction. The Update also changes current guidance for making an intraperiod allocation, if there is a loss in continuing operations and gains outside of continuing operations; determining when a deferred tax liability is recognized after an investor in a foreign entity transitions to or from the equity method of accounting; accounting for tax law changes and year-to-date losses in interim periods; and determining how to apply the income tax guidance to franchise taxes that are partially based on income. For public business entities, the amendments in this Update are effective for fiscal years and interim periods within those fiscal years, beginning after
December 15, 2020.
For all other entities, the amendments are effective for fiscal years beginning after
December 15, 2021,
and interim periods within fiscal years beginning after
December 15, 2022.
This Update is
not
expected to have a significant impact on the Company’s financial statements.